File Nos. 333-29337, 811-08257

As filed with the Securities and Exchange Commission on May 19, 2017

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

(Check appropriate box or boxes)

STATE STREET INSTITUTIONAL FUNDS

1600 Summer Street

Stamford, Connecticut 06905

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

Copy to:

Joshua A. Weinberg, Esq.	David Hearth, Esq.
Managing Director and Managing Counsel	Paul Hastings LLP
SSGA Funds Management, Inc.	101 California Street, 48th Floor
One Lincoln Street	San Francisco, California 94111
Boston, MA 02111
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 46 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 45 on Form N-1A filed on April 28, 2017. This PEA No. 46 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 45 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 19th day of May, 2017.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. La Porta Jeanne M. La Porta	President (Principal Executive Officer) and Trustee	May 19, 2017

/s/ John R. Costantino John R. Costantino*	Chairman of the Board	May 19, 2017

/s/ R. Sheldon Johnson R. Sheldon Johnson*	Trustee	May 19, 2017

/s/ Donna M. Rapaccioli Donna M. Rapaccioli*	Trustee	May 19, 2017

/s/ Arthur A. Jensen Arthur A. Jensen	Treasurer (Principal Financial Officer)	May 19, 2017

/s/ Jesse D. Hallee Jesse D. Hallee

*	Signature affixed by Jesse D. Hallee pursuant to a power of attorney dated March 7, 2017.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase